Net Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Loss Per Share [Abstract]
(Loss) income from continuing operations attributable to the Company	$ (25,385,426)	$ 4,284,819	$ 33,473,969
Preferred shares redemption value accretion	(495,088,038)	(340,080,000)	(51,409,749)
Loss from continuing operations attributable to ordinary shareholders	$ (520,473,464)	$ (335,795,181)	$ (17,935,780)
Weighted-average shares outstanding - basic (in Shares)	138,828,900	137,965,591	134,489,965
Weighted-average shares outstanding - diluted (in Shares)	138,828,900	137,965,591	134,489,965
Basic earnings per share (in Dollars per share)	$ (3.75)	$ (2.43)	$ (0.13)
Diluted earnings per share (in Dollars per share)	$ (3.75)	$ (2.43)	$ (0.13)